UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        June 30, 2009
                                                      -------------


Check here if Amendment [  ]: Amendment Number:
                                                      -------------------------

      This Amendment (Check only one):  | |  is a restatement
                                        | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        GPS Partners, LLC
Address:     2120 Colorado Avenue
             Suite 250
             Santa Monica, CA  90404


Form 13F File Number: 28-12285
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brett S. Messing
Title:     Managing Partner
Phone:     (310) 496-5366

Signature, Place and Date of Signing:


 /s/ Brett S. Messing                Santa Monica, CA          August 14, 2009
---------------------------         ------------------         ---------------
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                   --------------------------

Form 13F Information Table Entry Total:                       24
                                                   --------------------------

Form 13F Information Table Value Total:                     $122,925
                                                   --------------------------
                                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None

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

                                                          GPS PARTNERS, LLC
                                                              FORM 13F
                                                   Quarter Ended June 30, 2009

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                                   CLASS                     VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
                                   -----                     -----      -------   ---  ---- ----------  -----       ----------------
NAME OF ISSUER                     TITLE         CUSIP      (X$1,000)   PRN AMT   PRN  CALL DISCRETION MANAGERS     SOLE SHARED NONE
--------------                     -----         -----      ---------   -------   ---  ---- ---------- --------     ---- ------ ----
------------------------------------------------------------------------------------------------------------------------------------
ATLAS PIPELINE PARTNERS LP      UNIT L P INT     049392103        503    63,200    SH  PUT     SOLE                 63,200
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN    106776107        382    49,676    SH          SOLE                 49,676
CAPITAL PRODUCT PARTNERS L P    COM UNIT LP      Y11082107      3,536   392,886    SH          SOLE                392,886
CHIMERA INVT CORP                   COM          16934Q109        855   245,000    SH          SOLE                245,000
CONSTELLATION ENERGY PRTNR L   COM UNIT LLC B    21038E101      1,467   608,533    SH          SOLE                608,533
COPANO ENERGY L L C              COM UNITS       217202100      5,631   350,864    SH          SOLE                350,864
COPANO ENERGY L L C              COM UNITS       217202100      1,124    70,000    SH  PUT     SOLE                 70,000
DCP MIDSTREAM PARTNERS LP      COM UT LTD PTN    23311P100        307    14,200    SH          SOLE                 14,200
EL PASO PIPELINE PARTNERS L     COM UNIT LPI     283702108     10,140   578,419    SH          SOLE                578,419
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN    29273V100     11,091   437,155    SH          SOLE                437,155
ENTERPRISE GP HLDGS L P         UNIT LP INT      293716106      2,543   101,183    SH          SOLE                101,183
EV ENERGY PARTNERS LP            COM UNITS       26926V107      4,910   260,218    SH          SOLE                260,218
ISHARES TR                     DJ US REAL EST    464287739      1,621    50,000    SH  PUT     SOLE                 50,000
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER    494550106     20,448   400,000    SH  PUT     SOLE                400,000
MAGELLAN MIDSTREAM HLDGS LP     COM LP INTS      55907R108      4,574   217,405    SH          SOLE                217,405
NAVIOS MARITIME PARTNERS L P      UNIT LPI       Y62267102      2,443   245,543    SH          SOLE                245,543
PEREGRINE PHARMACEUTICALS IN        COM          713661106         17    20,000    SH          SOLE                 20,000
PROSHARES TR                  PSHS ULTSH 20YRS   74347R297      5,092   100,000    SH  PUT     SOLE                100,000
REGENCY ENERGY PARTNERS L P     COM UNITS L P    75885Y107     10,199   700,492    SH          SOLE                700,492
SELECT SECTOR SPDR TR            SBI INT-FINL    81369Y605      2,390   200,000    SH  PUT     SOLE                200,000
SPDR TR                           UNIT SER 1     78462F103     13,793   150,000    SH  PUT     SOLE                150,000
TARGA RESOURCES PARTNERS LP        COM UNIT      87611X105      9,094   655,653    SH          SOLE                655,653
UNITED STATES NATL GAS FUND          UNIT        912318102        694    50,000    SH  CALL    SOLE                 50,000
WILLIAMS PARTNERS L P            COM UNIT L P    96950F104     10,071   557,650    SH          SOLE                557,650
